Restructuring and Other Expenses - Schedule of Restructuring and Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Restructuring and employee severance costs	$ 101,562	$ 69,968	$ 105,220
Business transformation efforts	122,286	130,069	82,117
Other, net	5,574	33,592	42,547
Total restructuring and other expenses	$ 229,422	$ 233,629	$ 229,884